SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Schedule of Operating Segment Information

	Year ended December 31,
	2010				2011				2012
	Perimeter	Projects	Eliminations	Total	Perimeter	Projects	Eliminations	Total	Perimeter	Projects	Eliminations	Total

Revenues	$33,248	$17,249	$(798)	$49,699	$30,012	$59,707	$(1,128)	$88,591	$33,941	$45,038	$(1,282)	$77,697

Depreciation and amortization	$665	$397	$-	$1,062	$722	$497	$-	$1,219	$624	$554	$-	$1,178

Other income	$-	$-	$-	$-	$-	$2,304	$-	$2,304	$-	$-	$-	$-

Operating income (loss), before financial expenses and taxes on income	$(1,641)	$(2,716)	$(303)	$(4,660)	$2,665	$7,528	$(382)	$9,811	$4,409	$1,634	$(486)	$5,557
Financial expenses (income), net				967				(756)				472
Taxes on income (tax benefit)				602				723				991

Net income (loss)				$(6,229)				$9,844				$4,094

	December 31,
	2011			2012
	Perimeter	Projects	Total	Perimeter	Projects	Total

Total long-lived assets	$5,117	$3,503	$8,620	$5,664	$3,643	$9,307

Schedule of Major Customer Data

	Year ended December 31,
	2010	2011	2012

Customer A	13.4%	*	*
Customer B	11.4%	10.7%	*
Customer C	-	34.8%	*
Customer D	-	*	19.3%
*) Less than 10%.

Schedule of Revenues and Long-Lived Assets Within Geographic Areas

1.	Revenues:

	Year ended December 31,
	2010	2011	2012

Israel	$9,838	$10,091	$10,152
Europe	9,787	10,913	12,809
North America	15,393	13,373	10,732
South and Latin America	9,958	12,145	15,159
Africa	1,108	35,499	21,642
Others	3,615	6,570	7,203

	$49,699	$88,591	$77,697

2.	Long-lived assets:

	December 31,
	2011	2012

Israel	$3,810	$3,966
Europe	1,091	1,134
USA	41	21
Canada	3,410	3,426
Others	268	760

	$8,620	$9,307